33. RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions
Short-term benefits (including salaries)		$ 16,853	$ 10,037	$ 6,751
Special payments	[1]	2,904	9,006
Post-employment benefits		2,510	2,458	2,344
Share-based payments		29,016	2,820	5,482
Compensation of executives and Board level directors		$ 51,283	$ 24,321	$ 14,577

[1]	Balance relates to the special cash distribution effective January 25, 2017.